Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
(4)	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31, 2021	December 31, 2022
	RMB	RMB
VAT-input deductible	19,317	565,675
Income tax refundable	131,078	15,488
Advances to employees	14,396	—
Prepaid marketing fee	388,902	657,764
Advances to suppliers	595,535	761,613
Other current assets	1,980,372	2,429,745

Total prepaid expenses and other current assets	3,129,600	4,430,285

Other current assets primarily consist of rent deposits and prepaid rent expenses.